Offerings - Offering: 1	Nov. 07, 2024 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	2,651,000
Proposed Maximum Offering Price per Unit | $ / shares	34.39
Maximum Aggregate Offering Price	$ 91,167,890
Fee Rate	0.01531%
Amount of Registration Fee	$ 13,957.8
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are being registered such additional shares as may be issuable pursuant to the anti-dilution provisions of the LNL Agents’ 401(k) Plan (the “Plan”), by reason of stock splits, stock dividends, recapitalizations or similar transactions.

Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $34.39 per share, which is the average of the high and low sale prices of the Registrant’s common stock as reported on the New York Stock Exchange on November 1, 2024.